General and Administrative expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
General and Administrative expenses
Employee costs	$ 7,665,227	$ 5,816,591	$ 3,998,981
Directors' fees and expenses	1,200,219	906,598	850,942
Professional fees	1,625,369	2,032,332	287,355
Other expenses	420,047	1,177,852	159,245
Total	$ 10,910,862	$ 9,933,373	$ 5,296,523